MONEYMART ASSETS, INC.

GATEWAY CENTER THREE, 4TH FLOOR

100 MULBERRY STREET

NEWARK, NJ 07109

August 11, 2008

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:                               MoneyMart Assets, Inc.
Registration Statement on Form N-14 (File No. 811- 02619)

Commissioners:

On behalf of MoneyMart Assets, Inc. (the “Fund”), a Maryland corporation, we are hereby filing the Fund’s initial Registration Statement on Form N-14 (the “Registration Statement”) in connection with a special meeting of shareholders of Dryden Money Market Fund, a series of Strategic Partners Mutual Funds, Inc. (the “Meeting”).  These materials include the notice of the Meeting, the proxy statement, and the form of proxy card.  At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the Fund of the Dryden Money Market Fund (the “Reorganization”).

It is proposed that the filing become effective on September 15, 2008 pursuant to Rule 488 under the Securities Act of 1933, as amended.  Therefore, we would appreciate receiving the staff’s comments on or about September 10, 2008.

We would appreciate receiving the staff’s comments at your earliest convenience.  Please do not hesitate to contact the undersigned at (973) 802-6469 if you have questions or comments or if you require further information.

Very truly yours,
/s/ Jonathan D. Shain
Jonathan D. Shain